31 Net Operating Revenue (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020
Disclosure of net operating revenue [line items]
Residential		0.95%
Commerce and services		0.83%
Public lighting		0.93%
High voltage consumers percentage		1.13%
Funds received	R$ 536,359
Updating portion B [member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate		0.79%
Adjusting portion A [member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate		7.82%
Financial components [member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate		1.81%
Withdrawal of the financial components from the previous tariff process [member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate		(10.01%)